UBS Global Asset Management 1285 Avenue of the Americas	Disclosure
New York, NY 10019

March 1, 2011

A service provider of several UBS Money Market Funds has changed

Highlights
•	The investment advisory and administration contract for each of the following funds (the “Funds”) has transferred from UBS Financial Services Inc. (“UBS FS”) to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), effective March 1, 2011:

•	UBS RMA Money Market Portfolio
•	UBS RMA U.S. Government Portfolio
•	UBS RMA Tax-Free Fund
•	UBS RMA California Municipal Money Fund
•	UBS RMA New York Municipal Money Fund
•	UBS RMA New Jersey Municipal Money Fund

•	This change is not expected to impact how a Fund’s assets are invested, but reflects a realignment of contractual responsibilities among UBS affiliates.

•	UBS Global AM had served as the sub-advisor/sub-administrator responsible for the day-to-day management of each Fund for many years. Both UBS FS and UBS Global AM are wholly-owned subsidiaries of the same parent company, UBS AG.

•	In addition, as a part of the transfer, the boards of all but one Fund also approved modifications to the fee structure of those Funds. (The fee structure for UBS RMA New Jersey Municipal Money Fund (“RMA NJ”) did not change.) These fee modifications resulted in a decrease in the aggregate contractual management and service fees payable by the applicable Funds.

•	The supplement that follows details these changes.

What Has Changed
UBS Global AM has replaced UBS FS as the Funds’ investment advisor/administrator.

•	As a result, the Funds no longer have a sub-advisor/sub-administrator but are managed directly by UBS Global AM.

•	Each Fund’s shareholder servicing fee (other than RMA NJ) increased from 0.125% to 0.15% (as allowed under the shareholder approved servicing plan).

•	Reductions in the investment advisory/administration fee rate more than offset the change in the service fee rate—resulting in a net decrease in each Fund’s aggregate contractual management and service expenses (with the exception of RMA NJ, where the fee rates remain unchanged). These changes did not require shareholder approval.

Please retain the supplement for your records.

Questions
Please contact your UBS Financial Advisor if you have questions regarding the supplement.

ZS458

UBS RMA
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund
 Supplement to the Prospectus
Dated August 30, 2010, as previously supplemented

March 1, 2011

Dear Investor:

The purpose of this supplement is to provide you with information regarding the transfer of the investment advisory and administration contracts (each, an “Advisory Contract,” and collectively, the “Advisory Contracts”) between UBS RMA Money Fund Inc. (on behalf of its series UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”), UBS Managed Municipal Trust (on behalf of its series UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund) and UBS Municipal Money Market Series (on behalf of its series UBS RMA New Jersey Municipal Money Fund) (each such series and RMA Tax-Free, a “Fund,” and collectively, the “Funds”) and UBS Financial Services Inc., each Fund’s prior investment advisor, to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), an affiliate of UBS Financial Services Inc. Previously, UBS Global AM served as the investment sub-advisor and sub-administrator of each Fund.

Each Fund’s board approved the transfer of the applicable Advisory Contract from UBS Financial Services Inc. to UBS Global AM, effective March 1, 2011. UBS Global AM has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Financial Services Inc. All of the personnel of UBS Global AM who previously provided investment advisory services to the Funds pursuant to separate sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (the “Sub-Advisory Contracts”) will continue to provide investment advisory services to the Funds. The Sub-Advisory Contracts terminated effective as of the close of business on February 28, 2011.

As a part of the transfer of the Advisory Contract, the board of each Fund (other than UBS RMA New Jersey Municipal Money Fund) also approved modifications to the fee structure of the Fund, including: (i) a decrease in the investment advisory and administration fees paid by the Fund to UBS Global AM and (ii) an increase in the service fees paid by the Fund to UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), the Fund’s principal underwriter, under the

1

Fund’s service plan to the upper limit allowable under the service plan. These fee modifications resulted in an aggregate decrease in the contractual management and service fees payable by each Fund (other than UBS RMA New Jersey Municipal Money Fund, where the fees are unchanged).

As a result of the transfer of each Advisory Contract and fee modifications, the Prospectus is hereby revised as follows:

In the section captioned “Money Market Portfolio—Fund summary—Fees and expenses” the table sub-headed “Annual fund operating expenses” on page 3 of the Prospectus is revised by replacing the table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*		0.34%

Service (12b-1) fees		None

Other expenses		0.21%

Service (non-12b-1) fees*	0.15%

Miscellaneous expenses**	0.06%

Total annual fund operating expenses		0.55%

Management fee waiver/expense reimbursement***		0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement		0.55%

*	Restated to reflect current expenses.
**	“Miscellaneous expenses” have been restated to reflect current fees. They do not include the fees associated with the US Treasury Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009.

***	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive a portion of its management fees and/or reimburse the fund so that the fund’s aggregate management and service fees do not exceed 0.50%, for as long as the shareholder services plan between the fund and UBS Global Asset Management (US) Inc., the principal underwriter for the fund, remains in effect.

In the section captioned “Money Market Portfolio—Fund summary—Fees and expenses,” the table under the sub-heading “Example” on page 4 of the Prospectus is replaced in its entirety with the following:

	1 yr.	3 yrs.	5 yrs.	10 yrs.

Money Market Portfolio	$56	$176	$307	$689

In the section captioned “Money Market Portfolio—Fund summary—Principal strategies,” the first sentence in the third paragraph on page 5 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “Money Market Portfolio—Fund summary—Principal risks—Management risk” on page 5 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

2

The section captioned “Money Market Portfolio—Fund summary—Investment advisor and sub-advisor” on page 6 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “Money Market Portfolio—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 7 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

In the section captioned “U.S. Government Portfolio—Fund summary—Fees and expenses ” the table sub-headed “Annual fund operating expenses” on page 8 of the Prospectus is revised by replacing the table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.35%

Service (12b-1) fees*	0.15%

Other expenses**	0.03%

Total annual fund operating expenses	0.53%

*	Restated to reflect current expenses.
**	“Other expenses” have been restated to reflect current fees. They do not include the fees associated with the US Treasury Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009.

In the section captioned “U.S. Government Portfolio—Fund summary—Fees and expenses,” the table under the sub-heading “Example” on page 8 of the Prospectus is replaced in its entirety with the following:

	1 yr.	3 yrs.	5 yrs.	10 yrs.

U.S. Government Portfolio	$54	$170	$296	$665

In the section captioned “U.S. Government Portfolio—Fund summary—Principal strategies,” the first sentence in the fourth paragraph on page 9 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “U.S. Government Portfolio—Fund summary—Principal risks—Management risk” on page 9 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

3

The section captioned “U.S. Government Portfolio—Fund summary—Investment advisor and sub-advisor” on page 10 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “U.S. Government Portfolio—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 11 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

In the section captioned “Tax-Free Fund—Fund summary—Fees and expenses ” the table sub-headed “Annual fund operating expenses” on page 12 of the Prospectus is revised by replacing the table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.37%

Service (12b-1) fees*	0.15%

Other expenses**	0.05%

Total annual fund operating expenses	0.57%

*	Restated to reflect current expenses.
**	“Other expenses” have been restated to reflect current fees. They do not include the fees associated with the US Treasury Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009.

In the section captioned “Tax-Free Fund—Fund summary—Fees and expenses,” the table under the sub-heading “Example” on page 12 of the Prospectus is replaced in its entirety with the following:

	1 yr.	3 yrs.	5 yrs.	10 yrs.

Tax-Free Fund	$58	$183	$318	$714

In the section captioned “Tax-Free Fund—Fund summary—Principal strategies,” the first sentence in the third paragraph on page 13 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “Tax-Free Fund—Fund summary—Principal risks—Management risk” on page 13 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

4

The section captioned “Tax-Free Fund—Fund summary—Investment advisor and sub-advisor” on page 14 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “Tax-Free Fund—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 15 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

In the section captioned “California Municipal Money Fund—Fund summary—Fees and expenses ” the table sub-headed “Annual fund operating expenses” on page 16 of the Prospectus is revised by replacing the table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.40%

Service (12b-1) fees*	0.15%

Other expenses**	0.07%

Total annual fund operating expenses	0.62%

*	Restated to reflect current expenses.
**	“Other expenses” have been restated to reflect current fees. They do not include the fees associated with the US Treasury Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009.

In the section captioned “California Municipal Money Fund—Fund summary—Fees and expenses,” the table under the sub-heading “Example” on page 16 of the Prospectus is replaced in its entirety with the following:

	1 yr.	3 yrs.	5 yrs.	10 yrs.

California Municipal Money Fund	$63	$199	$346	$774

In the section captioned “California Municipal Money Fund—Fund summary—Principal strategies,” the first sentence in the third paragraph on page 17 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “California Municipal Money Fund—Fund summary—Principal risks—Management risk” on page 17 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

5

The section captioned “California Municipal Money Fund—Fund summary—Investment advisor and sub-advisor” on page 18 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “California Municipal Money Fund—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 19 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

In the section captioned “New York Municipal Money Fund—Fund summary—Fees and expenses ” the table sub-headed “Annual fund operating expenses” on page 20 of the Prospectus is revised by replacing the table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.41%

Service (12b-1) fees*	0.15%

Other expenses**	0.07%

Total annual fund operating expenses	0.63%

*	Restated to reflect current expenses.
**	“Other expenses” have been restated to reflect current fees. They do not include the fees associated with the US Treasury Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009.

In the section captioned “New York Municipal Money Fund—Fund summary—Fees and expenses,” the table under the sub-heading “Example” on page 20 of the Prospectus is replaced in its entirety with the following:

	1 yr.	3 yrs.	5 yrs.	10 yrs.

New York Municipal Money Fund	$64	$202	$351	$786

In the section captioned “New York Municipal Money Fund—Fund summary—Principal strategies,” the first sentence in the third paragraph on page 21 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “New York Municipal Money Fund—Fund summary—Principal risks—Management risk” on page 21 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

6

The section captioned “New York Municipal Money Fund—Fund summary—Investment advisor and sub-advisor” on page 22 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “New York Municipal Money Fund—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 23 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

In the section captioned “New Jersey Municipal Money Fund—Fund summary—Principal strategies,” the first sentence in the third paragraph on page 25 of the Prospectus is replaced with the following:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor.

The section captioned “New Jersey Municipal Money Fund—Fund summary—Principal risks—Management risk” on page 25 of the Prospectus is revised by replacing the section in its entirety with the following:

Management risk: The advisor’s judgments about the securities acquired by the fund may prove to be incorrect.

The section captioned “New Jersey Municipal Money Fund—Fund summary—Investment advisor and sub-advisor” on page 26 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

The section captioned “New Jersey Municipal Money Fund—Fund summary—Payments to broker-dealers and other financial intermediaries” on page 27 of the Prospectus is replaced in its entirety with the following:

Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS Global AM and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

The section captioned “More information about the fund—Additional information about principal risks—Management risk (All funds)” on page 31 of the Prospectus is revised by replacing the section in its entirety with the following:

7

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

The second paragraph on page 34 in the section captioned “Managing your fund account” of the Prospectus is replaced with the following:

Each fund (other than Money Market Portfolio) has adopted a plan pursuant to rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average net assets (0.12% for New Jersey Municipal Money Fund). Money Market Portfolio has adopted a non-rule 12b-1 shareholder services plan under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average net assets. Therefore, each fund is subject to a shareholder services plan.

The following is added following the last paragraph on page 35 of the Prospectus in the Section captioned “Managing your fund account”:

Additional compensation to affiliated dealer
UBS Global AM has entered into an agreement with its affiliate, UBS Financial Services Inc., under which UBS Global AM (or its affiliate UBS Global AM (US)) pays UBS Financial Services Inc. additional compensation in connection with the sale of fund shares and the provision of administrative and shareholder services. The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of the Fund, but are made by UBS Global AM (or its affiliate UBS Global AM (US)) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as “revenue sharing” payments.

The section captioned “Management” on page 38 of the Prospectus is revised by replacing the section in its entirety with the following:

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the investment advisor and administrator of each fund. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”). As of December 31, 2010, UBS Global AM had approximately $152 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $598 billion in assets under management worldwide as of December 31, 2010. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

Advisory fees
For the most recent fiscal year ended June 30, 2010, UBS Financial Services Inc., the funds’ prior investment advisor and administrator, was entitled to advisory and administration fees from the funds at the following annual rates based on average daily net assets:

Money Market Portfolio	0.37%
U.S. Government Portfolio	0.38%

8

Tax-Free Fund	0.40%
California Municipal Money Fund	0.43%
New York Municipal Money Fund	0.44%
New Jersey Municipal Money Fund	0.45%

After taking into account voluntary and contractual fee waivers, for the fiscal year ended June 30, 2010, the funds paid advisory and administration fees to UBS Financial Services Inc. at the following effective annual rates:

Money Market Portfolio	0.06%
U.S. Government Portfolio	0.05%
Tax-Free Fund	0.07%
California Municipal Money Fund	0.02%
New York Municipal Money Fund	0.03%
New Jersey Municipal Money Fund	0.02%

Effective March 1, 2011, UBS Global AM, the fund’s current investment advisor and administrator, is entitled to advisory and administration fees from the fund.

UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive its fees and/or reimburse expenses. Waivers/reimbursements may impact the fund’s performance.

A discussion regarding the basis for each fund’s board’s approval of the fund’s (1) prior Investment Advisory and Administration Contract with UBS Financial Services Inc. and (2) the related prior Sub-Advisory and Sub-Administration Contract with UBS Global AM is available in the fund’s semiannual report to shareholders for the fiscal period ended December 31, 2010. A discussion regarding the basis for each fund’s board’s approval of the fund’s current Investment Advisory and Administration Contract with UBS Global AM will be available in the fund’s annual report to shareholders for the fiscal period ended June 30, 2011.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

9

Asset management	Money market funds

UBS RMA
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund
 Supplement to the Statement of Additional
Information (“SAI”)
Dated August 30, 2010, as previously supplemented

March 1, 2011

Dear Investor:

The purpose of this supplement is to provide you with information regarding: (i) the transfer of the investment advisory and administration contracts (each, an “Advisory Contract,” and collectively, the “Advisory Contracts”) between UBS RMA Money Fund Inc. (on behalf of its series UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”), UBS Managed Municipal Trust (on behalf of its series UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund) and UBS Municipal Money Market Series (on behalf of its series UBS RMA New Jersey Municipal Money Fund) (each such series and RMA Tax-Free, a “Fund,” and collectively, the “Funds”) and UBS Financial Services Inc., each Fund’s prior investment advisor, to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), an affiliate of UBS Financial Services Inc., including certain related modifications to the fee structure of each Fund (other than UBS RMA New Jersey Municipal Money Fund); and (ii) UBS Global AM’s intention to invest to a limited degree in certain tax-exempt instruments on behalf of UBS RMA Money Market Portfolio when such investments may provide attractive investment opportunities (e.g., indirect exposure to certain high quality banks that provide letters of credit or other enhancements to those tax-exempt instruments).

ZS459

I. Transfer of the Advisory Contract and related modifications to the fee structure

Each Fund’s board approved the transfer of the applicable Advisory Contract from UBS Financial Services Inc. to UBS Global AM, effective March 1, 2011. UBS Global AM has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Financial Services Inc. Previously, UBS Global AM served as the investment sub-advisor and sub-administrator of each Fund. All of the personnel of UBS Global AM who previously provided investment advisory services to the Funds pursuant to separate sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (the “Sub-Advisory Contracts”) will continue to provide investment advisory services to the Funds. The Sub-Advisory Contracts terminated effective as of the close of business on February 28, 2011. UBS Global AM and UBS Financial Services Inc. are both indirect wholly owned subsidiaries of UBS AG.

As a part of the transfer of the Advisory Contract, a Fund’s board also approved modifications to the fee structure of each Fund (other than UBS RMA New Jersey Municipal Money Fund), including: (i) a decrease in the investment advisory and administration fees paid by the Fund to UBS Global AM and (ii) an increase in the service fees paid by the Fund to UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), the Fund’s principal underwriter, under the Fund’s service plan to the upper level allowable under the service plan. These fee modifications resulted in an aggregate decrease in the contractual management and service fees payable by the Fund.

As a result of the transfer of the Advisory Contracts and fee modifications, the SAI is hereby revised as follows:

All references in the SAI to “UBS Financial Services Inc.” in its capacity as the investment advisor and administrator of the Funds shall be deemed to refer to “UBS Global Asset Management (Americas) Inc.” However, references to “UBS Financial Services Inc.” in its capacity as a selected dealer of the Funds will continue to refer to “UBS Financial Services Inc.” References to the “advisor” shall be deemed to refer to “UBS Global AM.” References to the “sub-advisor” refer to UBS Global AM in its prior role as the Fund’s sub-advisor or shall be deleted, if appropriate.

The section captioned “Investment advisory, administration and principal underwriting arrangements—Investment advisory and administration arrangements,” beginning on page 72 of the SAI, is revised by replacing the section in its entirety with the following:

Investment advisory and administration arrangements. UBS Global AM acts as the funds’ investment advisor and administrator pursuant to separate contracts with RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust and Municipal Money Market Series (“Advisory and Administration Contracts”). Under the Advisory and Administration Contracts, each fund pays UBS Global AM a fee, computed daily and paid monthly, according to the following schedule:

Average daily net assets	Annual rate
Money Market Portfolio
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415%
In excess of $1.5 billion up to $5 billion	0.335%
In excess of $5 billion up to $10 billion	0.325%
In excess of $10 billion up to $15 billion	0.315%
In excess of $15 billion up to $20 billion	0.305%
Over $20 billion	0.275%*

Tax-Free Fund
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415%
In excess of $1.5 billion up to $5 billion	0.335%
In excess of $5 billion up to $10 billion	0.325%
In excess of $10 billion up to $15 billion	0.315%
In excess of $15 billion up to $20 billion	0.305%
Over $20 billion	0.275%

2

Average daily net assets	Annual rate
U.S. Government Portfolio
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415%
In excess of $750 million up to $1.5 billion	0.335%
In excess of $1.5 billion up to $5 billion	0.325%
In excess of $5 billion up to $10 billion	0.315%
In excess of $10 billion up to $15 billion	0.305%
In excess of $15 billion up to $20 billion	0.275%
Over $20 billion	0.265%

California Municipal Money Fund, and New York Municipal Money Fund
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415%
In excess of $750 million up to $1.5 billion	0.335%
In excess of $1.5 billion up to $5 billion	0.325%
Over $5 billion	0.315%

New Jersey Municipal Money Fund
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.390%
Over $750 million	0.310%

*	UBS Global AM has contractually agreed to cap the Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the related service plan) so that the total of these does not exceed 0.50% of the fund’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the fund’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the fund’s shareholder services plan remains in effect.)

Services provided by UBS Global AM under the Advisory and Administration Contracts include the provision of a continuous investment program for each Fund and supervision of all matters relating to the operation of each Fund.

Under the previous Advisory and Administration Contract, the Funds paid (or accrued) to UBS Financial Services Inc., the Funds’ prior investment advisor, the following fees.

	For the fiscal years ended June 30,
	2010	2009	2008
Money Market Portfolio	$75,613,047	$85,241,449	$77,563,740
U.S. Government Portfolio	15,761,931	18,567,409	7,168,716
Tax-Free Fund	20,092,284	27,582,291	25,485,634
California Municipal Money Fund	4,758,412	6,588,981	6,266,653
New York Municipal Money Fund	4,296,187	5,613,563	5,098,324
New Jersey Municipal Money Fund	1,344,248	1,531,399	1,280,139

The following table shows the amount of the fees contractually waived by UBS Financial Services Inc. for the following fund for the fiscal periods indicated.

	For the fiscal years ended June 30,
	2010	2009	2008
Money Market Portfolio	$20,291,324	$22,067,606	$19,917,848

The following table shows the amounts of investment advisory and administrative fees also voluntarily waived by UBS Financial Services Inc. for the following funds for the fiscal periods indicated:

3

	For the fiscal years ended June 30,
	2010	2009	2008
Money Market Portfolio	$45,704,716	$1,457,499	$—
U.S. Government Portfolio	13,656,161	1,469,573	—
Tax-Free Fund	16,530,356	1,693,380	—
California Municipal Money Fund	4,531,352	1,339,198	—
New York Municipal Money Fund	3,988,452	1,114,102	—
New Jersey Municipal Money Fund	1,269,642	283,672	—

Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. General expenses of the Corporation or Trust not readily identifiable as belonging to the fund or to the Corporation’s or Trust’s other series are allocated among series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the funds include the following (or each fund’s share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the funds and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the funds by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the shares of the funds under federal and state securities laws and the maintenance of such registrations and qualifications; (5) fees and salaries payable to the board members and officers who are not interested persons of a Corporation or Trust, or of UBS Global AM; (6) all expenses incurred in connection with the board members’ services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or Trust, or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Board Members; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which a Corporation or Trust is a party and the expenses a Corporation or Trust may incur as a result of its legal obligation to provide indemnification to its officers, board members, agents and shareholders) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) 50% of the cost of printing and mailing monthly statements to shareholders; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the directors and officers; and (18) costs of mailing, stationery and communications equipment.

Under separate contracts with UBS Financial Services Inc. with respect to Money Fund, Tax-Free Fund, Managed Municipal Trust and Municipal Money Market Series (each a “Sub-Advisory and Sub-Administration Contract”), UBS Global AM served as each fund’s sub-advisor and sub-administrator through the close of business on February 28, 2011. Under each Sub-Advisory and Sub-Administration Contract, UBS Financial Services Inc. (not each fund) paid UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 0.08% of each fund’s average daily net assets.

Under the Sub-Advisory and Sub-Administration Contracts, UBS Financial Services paid (or accrued) to UBS Global AM, the following fees.

	For the fiscal years ended June 30,
	2010	2009	2008
Money Market Portfolio	$12,098,088	$13,638,632	$12,410,198
U.S. Government Portfolio	3,329,318	3,952,757	1,419,715
Tax-Free Fund	4,064,952	5,729,396	5,263,474
California Municipal Money Fund	884,091	1,290,884	1,219,256
New York Municipal Money Fund	781,375	1,074,125	959,628
New Jersey Municipal Money Fund	239,275	277,213	231,013

Under the Advisory and Administration Contracts noted above UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from its reckless disregard of its duties and obligations thereunder.

4

The Advisory and Administration Contracts are terminable with respect to each fund at any time without penalty by vote of the applicable board or by vote of the holders of a majority of the outstanding voting securities of that fund on 60 days’ written notice to UBS Global AM. The Advisory and Administration Contracts are also terminable without penalty by UBS Global AM on 60 days’ written notice to the appropriate Corporation or Trust. The Advisory and Administration Contracts terminate automatically upon their assignment.

The second paragraph in the section captioned “Investment advisory, administration and principal underwriting arrangements—Principal underwriting arrangements,” beginning on page 77 of the SAI, is replaced with the following:

Under service plans adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, a “Plan”), each fund (other than Money Market Portfolio) pays UBS Global AM (US) a service fee, computed daily and payable monthly. Effective July 1, 2005, Money Market Portfolio had adopted a non-Rule 12b-1 shareholder services plan (also a “Plan”) pursuant to which it pays UBS Global AM (US) a service fee, computed daily and payable monthly. Under its Plan, New Jersey Municipal Money Fund pays service fees to UBS Global AM (US) at the annual rate of 0.12% of its average daily net assets. Each other fund’s Plan authorizes the fund to pay UBS Global AM (US) the service fee at an annual rate of up to 0.15% of its average daily net assets, and each fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of average net assets.

II. Investment in certain tax-exempt instruments

UBS Global AM believes that certain tax-exempt instruments may present an attractive investment opportunity for UBS RMA Money Market Portfolio under current market conditions, and therefore may invest to a limited extent in Rule 2a-7 eligible tax-exempt instruments on behalf of that Fund. This supplement provides additional information regarding these investments. Investment in such tax-exempt instruments is currently permitted under each Fund’s investment policies, however, the Fund has not historically made investments in such instruments.

As a result of this, the SAI is hereby revised as follows:

The following is added at the end of the last paragraph on page 2 of the SAI in the section captioned “The funds and their investment policies—Money Market Portfolio”:

The fund may invest up to 5% of its net assets in investments the income from which is exempt from federal income tax.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

5